Leases - Schedule of Maturities of Lease Liabilities (Detail) ¥ in Thousands	Mar. 31, 2026 CNY (¥)
Leases [Abstract]
2027	¥ 549
2028	245
Total undiscounted lease payments	794
Less: imputed interest	(26)
Total present value of lease liabilities	¥ 768